Client Name:	XXXXXXXX
Client Project Name:	BRAVO 2023-NQM4
Deal Loan Count:	150

Exception Detail Loan Level

Loan Number	Borrowers Last Name	Channel	Note Original Balance	Property State	QM Status	Initial Overall Grade	Initial Credit Grade	Initial Property Grade	Initial Compliance Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Exception Status
145	XXXXXXXX	4	XXXXXXXX	FL	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
169	XXXXXXXX	4	XXXXXXXX	MN	Not covered/exempt	C	C	A	C	A	A	A	A	Credit - Provide a payoff statement from XXXX for the subject property

1008 - Provide the 1008 for manually approved loan.

														VOM - Proovide payment history for the Allied Financial mortgage being paid off			Reporting
170	XXXXXXXX	4	XXXXXXXX	NY	Not covered/exempt	A	A	A	A	A	A	A	A				Reporting
206	XXXXXXXX	2	XXXXXXXX	FL	Not covered/exempt	C	C	A	A	A	A	A	A	1008 - Form 1008 document is not included in the loan file for a manually underwritten loan.

														Credit - Eligiblity - According to the underwriting guidelines, sellers are encouraged to incorporate the XXXX Borrower Contact Consent form in the closing package. The document is missing from the loan file.			Reporting
149	XXXXXXXX	2	XXXXXXXX	NJ	Not covered/exempt	C	C	C	C	A	A	A	A	Hazard Insurance - A copy off hazard insurance policy with evidence of rent loss coverage is missing from the loan file.

Debt Service Coverage Ratio - A signed and notarized Business Purpose & Occupancy Affidavit is missing from the loan file.

Program Eligibilty - Per guidelines all refinance transactions require a copy of the lease agreement and proof of one month rent received.  Proof of rent received for both units is missing from the loan file.

Appraisal - According to the underwriting guidelines, all appraisals require a third-party valuation by an XXXX approved vendor: Servicelink, Summit Valuations, Clear Capital, or Pro Tek. In this case, the appraisal review product is missing from the loan file.

Appraisal - Appraiser to resubmit subject front photo showing 3rd story addition.

														Appraisal - Appraiser to comment on missing siding/exposed plywood.			Reporting
147	XXXXXXXX	2	XXXXXXXX	FL	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
159	XXXXXXXX	2	XXXXXXXX	MA	Not covered/exempt	A	A	A	A	A	A	A	A				Reporting
161	XXXXXXXX	2	XXXXXXXX	NY	Not covered/exempt	A	A	A	A	A	A	A	A				Reporting
185	XXXXXXXX	4	XXXXXXXX	CA	Non-QM: Compliant with ATR	C	C	C	A	B	B	A	A	Appraisal - Provide a desk review or other third-party valuation product from an XXXX approved vendor for the property.	LTV - According to the underwriting guidelines, the LTV must be reduced by 5% when in a declining market as defined by the appraisal. In this case, the appraisal report in the file shows the subject is in a declining market; therefore, the 80% LTV maximum on the matrix for a primary residence cash-out transaction must be reduced by 5%, which results in a maximum 75% LTV. The subject loan has an 80% LTV. An approved exception was not included in the loan file.	Credit Score - The borrower has a 773 credit score which is 73 points above the required 700., Months Of Reserves - The borrower has 86.87 months of reserves.	Reporting
201	XXXXXXXX	4	XXXXXXXX	NJ	Not covered/exempt	C	C	A	A	B	B	A	A	HUD-1 - A copy of the final signed executed Settlement statement is missing from the loan file.

														VOM - According to the guidelines for rent free or incomplete housing history, with minimum 12 months previous mortgage history reporting on initial credit within the last 12 months is permitted to satisfy housing history. The credit report only reflects 8 months. Exception for not verifying a 12 month housing history is missing from the loan file.	Eligibilty - The Title and Appraisal confirmed the Seller purchased the property on XXXX in the amount of XXXX. The subject transaction date of XXXX which is 263 days from the previous sale and sold for XXXX which is greater than 30% increase in sales price.	Credit Score - The borrowers Fico of 705 is 65 points greater than the minimum required Fico of 640.	Reporting
198	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	D	A	D	A	A	A	A	A	Appraisal - Property is located in a FEMA declared disaster area as of XXXX, a third party exterior property inspection is needed for the loan file. Additional exceptions may apply upon review.			Reporting
191	XXXXXXXX	2	XXXXXXXX	GA	Non-QM: Compliant with ATR	D	D	A	D	A	A	A	A	Other - The Homeownership Counseling Disclosure and Written List of Service Providers documents are missing from the loan file.

Loan Estimate - The initial Loan Estimate document is not included in the loan file. The LE in file is dated XXXX however the application date is XXXX.

Closing Disclosure - The initial CD signed at least 3 days prior to closing is missing from the loan file.

Initial 1003 - The initial 1003 is not included in the loan file.

Credit - Eligiblity - According to the guidelines, a tri-merged in file credit report including scores from Experian, Transunion and Equifax is required.  Only 2 scores are reporting.

Borrower Eligibilty - Provide a third party fraud detection report.

Income - Self Employment - Provide 12 months of business bank statements from the same account.  The file contains 5 months of statements from 2 different accounts. DTI is pending.

Income - Provide lender bank statement income calculation worksheet.

Flood Certificate - Provide a copy of the Flood Certificate for the subject property.

Hazard Insurance - Provide a copy of the property insurance policy.

Employment-Self Employment - Provide verification of the tax preparer's license.

1008 - Provide a revised 1008 reflecting correct P&I payment.

														Closing Disclosure - Provide a legible copy of the final Closing Disclosure.			Reporting
193	XXXXXXXX	4	XXXXXXXX	FL	Non-QM: Compliant with ATR	C	A	A	C	A	A	A	A	Other - Per the Disclosure Tracking document, the file is missing the post consummation CD dated XXXX.			Reporting
154	XXXXXXXX	2	XXXXXXXX	FL	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
162	XXXXXXXX	4	XXXXXXXX	TN	Not covered/exempt	D	D	D	A	B	B	B	A	Credit - Please provide the Personal Guarantee for the subject loan signed by the Borrower.

Credit Report - The complete original credit report is not included in the loan file. (Credit Scores not provided)

Employment-Self Employment - Please provide all XXXX documents verifying the Borrower's percentage of ownership interest in the LLC and is an authorized signer for taking on new debt.

Rental Income - Provide documentation verifying at least one month's rent received from the tenants of XXXX.

Appraisal - Provide a 3rd party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Pro Teck). Clear Capital is not an XXXX approved vendor.	Credit - Eligiblity - Please provide the signed and notarized Business Purpose Occupancy Affidavit.

Credit Report - Please provide documentation verifying 12-months mortgage payment history on the subject property.

															Appraisal - The appraisal does not reflect any adjustments for the subject property on busy road and commercial influences.	Months Of Reserves - 42.27 Months of Reserves, Prior Housing History - 0x30x36 months of housing payment history	Reporting
197	XXXXXXXX	2	XXXXXXXX	VT	Not covered/exempt	A	A	A	A	A	A	A	A				Reporting
181	XXXXXXXX	2	XXXXXXXX	NY	Not covered/exempt	A	A	A	A	A	A	A	A				Reporting
175	XXXXXXXX	2	XXXXXXXX	NY	Not covered/exempt	C	C	A	A	A	A	A	A	Income - The internet search of the business XXXX to support the business narrative or underwriter certification if there are no returns when attempting an internet search was missing from the loan file.			Reporting
203	XXXXXXXX	2	XXXXXXXX	FL	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
148	XXXXXXXX	4	XXXXXXXX	FL	Non-QM: Compliant with ATR	C	C	A	A	B	B	A	A	Borrower ID - According to the underwriting guidelines, all loans must be submitted to an automated fraud and data check tool (i.e. Frauguard, DataVerify, etc.). In this case, the documentation is not included in the loan file.	Credit - According to the underwriting guidelines, the maximum allowed payment shock is 300%. In this case, based on the information provided the borrower's payment shock is 321.33%. Exception to exceed 300% payment shock for a XXXX is missing from the loan file.
																DTI - Borrowers DTI is 14.72, maximum allowed DTI is 45%, Credit Score - Borrowers credit score is 722; minimum allowed is 680.	Reporting
207	XXXXXXXX	4	XXXXXXXX	AZ	Non-QM: Compliant with ATR	C	C	C	A	A	A	A	A	Credit - Provide the mortgage statement for the XXXX associated with the 2nd home to confirm the PITIA for the second home and investment property.

														Funds to Close - Please provide the Seller's Closing Disclosure verifying the sale of the borrower's previous home and sufficient funds to cover cash to close and 6 months in reserves.			Reporting
167	XXXXXXXX	2	XXXXXXXX	LA	Not covered/exempt	C	C	A	A	B	B	A	A	Eligibilty - Accordingto the guidelines, Borrowers who have completed a modification within the four years preceding the application date are not eligible for financing under XXXX. The subject property's payoff loan was modified XXXX.

VOM - According to the guidelines borrowers living rent free are not eligible under the XXXX Guidelines

															LTV - Per guidelines the maximum LTV for an XXXX c/o refi is 70%. Loan LTV is 75%. Exception for exceeding maximum LTV is missing from the loan file.	Months Of Reserves - 23 months of reserves, Prior Mortgage History - No mortgage lates reported in the last 37 months.	Reporting
204	XXXXXXXX	2	XXXXXXXX	SC	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
168	XXXXXXXX	4	XXXXXXXX	GA	Non-QM: Compliant with ATR	C	C	A	C	B	B	A	A	Closing Disclosure - The Loan failed the Closing Disclosure Delivery Date Test. The Closing Disclosure dated XXXX is not signed.

Funds to Close - Provide documentation to source the  XXXX deposit on XXXX in the XXXX account #XXXX.  A portion of this deposit is needed to cover the additional XXXX earnest money deposit that was wired on XXXX and reserves.

														Funds to Close - Provide a letter from XXXXX confirming the borrower has full access to the sale proceeds of the departing residence. XXXXX is an owner of the property with the borrower.	Program Eligibilty - According to the underwriting guidelines, properties may have no more than XXXX acres. In this case, the subject property has XXXX acres.	LTV - The LTV is 69.64% which is10.36% below the maximum allowed of 80%., Credit Score - The borrower has a 690 credit score which is 30 points above the required 660.	Reporting
179	XXXXXXXX	2	XXXXXXXX	NY	Non-QM: Compliant with ATR	D	D	C	A	B	B	A	A	1008 - Provide the 1008 in the loan file.

Income - Self Employment - According to the guidelines, the borrower must provide a 12 or 24 month Profit & Loss statement (P&L) completed by an independent CPA/EA with an end date less than 90 days old at closing.

Employment-Self Employment - According to the guidelines, a licensed CPA must attest that they have performed either an Audited the business financial statements or Reviewed working papers provided by the borrower. The CPA/EA must also attest that, based on this review, they certify that the P&L represents an accurate summary of the business cash flow and applicable cash expenses.

Income - Cash Flow Analysis - Self Employment - According to the guidelines, minimum 2-months of business bank statements covering the most recent 2-month period. The loan file included XXXX and XXXX XXXX business bank statements. Provide the bank statement for XXXX.

														Appraisal - According to the underwriting guidelines, all appraisals require a third-party valuation by an XXXX approved vendor: XXXXX. In this case, the appraisal review product is missing from the loan file.	VOM - According to the guidelines, rent free or incomplete housing history; no open and active mortgages reporting on credit will require an exception.	DTI - DTI of 20.39% is less than the maximum allowed DTI of 50%., Credit Score - The borrowers Fico of 765 is 105 points greater than the minimum required Fico of 660.	Reporting
158	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	C	C	C	A	B	B	A	A	Asset Verification - Please provide final executed final CD/Settlement Statement from the sale of the Borrower's primary residence to verify receipt of funds in the amount of XXXX. Settlement statement provided is an estimate and is not executed. Total qualifying assets and months of reserves calculation pending.

Asset Verification - Please provide verification for the Borrower receipt of XXXX in gift funds from XXXX on XXXX.

Credit - Please provide the mortgage payment history for XXXX #XXXX verifying a payment history of 0x60x12. The Borrower provided a rent free letter from his spouse; however, the mortgage statement in the file verifies the Borrower is obligated on the mortgage which requires verification of the mortgage payment history.

														Appraisal - Please provide a post disaster inspection report for the subject property located at XXXX due to the continuing FEMA fire disaster declaration for the Fairview Fire. Inspection report must be dated after FEMA incident end date.	Program Eligibilty - Audited calculated DTI of 72.18% exceeds the guideline maximum of 50%. The loan was approved using a 50% expense factor to determine borrower income of XXXX per month; however, the borrower's business is a XXXX which requires a 70% expense factor per the guidelines.	Credit Score - Guideline CS 640 Borrower CS 662, Months Of Reserves - 8.42 months of reserves	Reporting
200	XXXXXXXX	4	XXXXXXXX	NJ	Not covered/exempt	C	C	C	A	B	B	A	A	Borrower Eligibilty - The Business Purpose Affidavit was not notarized as required.

														Appraisal - Provide a 3rd party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Pro Teck).	Program Eligibilty - According to the guidelines, a Cash-Out Refinance transaction may pay off an existing mortgage(s) with a minimum of 6 months seasoning. In this case, the existing mortgage on the subject property was opened on XXXX which is less than 6 months.	Months Of Reserves - 46 months in reserves, Prior Mortgage History - 100+ months 0x30	Reporting
150	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
166	XXXXXXXX	4	XXXXXXXX	FL	Not covered/exempt	D	C	D	A	A	A	A	A	VOM - 12 month housing history on primary residence at XXXX is missing from the loan file.

														Appraisal - Appraisal is XXXX and inspected as Subject To Completion; the final inspection and Certificate of Occupancy are missing from the loan file.			Reporting
164	XXXXXXXX	2	XXXXXXXX	CA	Not covered/exempt	C	C	C	A	B	B	A	A	Hazard Insurance - Provide proof that sufficient hazard insurance equal to 100% of the insurable value of the improvements, as established by the property insurer was provided. The insurance policy shows dwelling coverage of XXXX and loan amount is XXXX. The file did not include a replacement cost estimator.

Income - Provide the business narrative for XXXX.

Program Eligibilty - According to the underwriting guidelines, all loans must be submitted to an automated fraud and data check tool (i.e. Frauguard, DataVerify, etc.). In this case, the documentation is not included in the loan file.

														Appraisal - Provide the appraisal with the color photos. The appraisal in file has black/white (copied) photos.	Credit - Eligiblity - According to the underwriting guidelines, a minimum 700 credit score is required on interest only loans. In this case, the subject loan in a 30 year fixed interest only loan and the borrower's credit score of 687 does not meet guideline. The file did not include an approved exception for this issue.	Months Of Reserves - The borrower has 285.97 months of reserves., LTV - The LTV is 56.16%.	Reporting
210	XXXXXXXX	2	XXXXXXXX	FL	Not covered/exempt	C	C	A	A	A	A	A	A	VOM - The Verification of Rent (VOR) for the borrower's current primary residence is missing from the loan file.			Reporting
186	XXXXXXXX	4	XXXXXXXX	AZ	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
157	XXXXXXXX	4	XXXXXXXX	CA	Non-QM: Compliant with ATR	C	C	A	C	B	B	A	A	Other - This loan failed the charges that cannot increase test. The initial Loan Estimate reflects the Discount Points as XXXX; however, the final losing disclosure reflects the comparable fee as XXXX for an increase of XXXX A change of circumstance for the increased fee was not included in the loan file.	Program Eligibilty - According to the underwriting guidelines, if the seller of the subject property owned it for less than 6 months approval is considered on a case-by-case basis. The subject property was purchased by the seller in XXXX.	Months Of Reserves - The borrowers have 87.30 months of reserves., Credit Score - The borrowers have a 795 credit score which is 135 points above the required 660.	Reporting
176	XXXXXXXX	2	XXXXXXXX	MN	Non-QM: Compliant with ATR	D	A	D	A	A	A	A	A	Appraisal - A third party appraisal review from an XXXX approved vendor (ServiceLink, Consolidated Analytics, Summit Valuations or Stewart) is missing from the loan file.			Reporting
192	XXXXXXXX	4	XXXXXXXX	SC	Not covered/exempt	C	C	A	A	B	B	A	A	Credit - Eligiblity - The Final executed HUD-1 is missing from the loan file. Final cash to close pending.	Credit - Eligiblity - Property is a 278- day Flip with more than 30% increase in value. The seller acquired the home on XXXX for XXXX and the sale price and appraised value is XXXX.	Credit Score - 712 qualifying score is 10+ points > requirement, Reserves - Borrower has 41 months reserves.	Reporting
189	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	C	C	A	A	B	B	A	A		Credit - Eligiblity - According to the underwriting guidelines. if the borrower is a XXXX, payment shock cannot exceed 250%, except in certain cases where the borrower has been living rent-free.	DTI - DTI is 13.78%, maximum allowed is 50%., Reserves - Borrower has 20 months reserves., Credit Score - 678 qualifying score is 10+ points > requirement.	Reporting
195	XXXXXXXX	4	XXXXXXXX	FL	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
205	XXXXXXXX	2	XXXXXXXX	RI	Not covered/exempt	A	A	A	A	A	A	A	A				Reporting
212	XXXXXXXX	4	XXXXXXXX	ID	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
199	XXXXXXXX	2	XXXXXXXX	FL	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
190	XXXXXXXX	4	XXXXXXXX	FL	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
209	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
153	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
160	XXXXXXXX	4	XXXXXXXX	NJ	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
188	XXXXXXXX	2	XXXXXXXX	TX	Non-QM: Compliant with ATR	D	D	C	C	B	B	A	A	Closing Disclosure - The final signed Closing Disclosure is missing from the loan file. Final cash to close/ reserves pending. Additional exceptions may apply upon review.

Closing Disclosure - The initial Closing Disclosure sent to the borrower at least 3 days prior to closing is missing from the loan file.

Other - This loan failed the charges that cannot increase test. The initial LE dated XXXX reflets the Broker Fee as XXXX whereas the final CD indicates he Broker Fee as XXXX for an increase of $110. A change of circumstance for the fee was not included in the loan file. Additionally, please verify all LE's issued to the borrower as the file only included the initial LE.

Income - Self Employment - A business narrative for the borrowers business including details related to the size/scope and operating profile of the business is missing from the loan file.

Credit - Documentation for the PITIA for investment property located at XXXX is missing from the loan file.

														Appraisal - According to the underwriting guidelines, all appraisals require a third-party valuation by an XXXX approved vendor: ServiceLink, Consolidated Analytics, Summit Valuations or Pro Teck (aka Stewart). In this case, the appraisal review product is missing from the loan file.	VOM - Provide a 12 month rental history for the borrowers current residence via cancelled checks, bank debits or institutional VOR.	Months Of Reserves - 44 months of reserves.	Reporting
174	XXXXXXXX	4	XXXXXXXX	FL	Non-QM: Compliant with ATR	D	D	A	A	A	A	A	A	Credit - Eligiblity - The verification of the CPA's active license is missing from the loan file. Closing Disclosure - The final Closing Disclosure signed at closing is not included in the loan file.			Reporting
171	XXXXXXXX	2	XXXXXXXX	NY	Non-QM: Compliant with ATR	C	C	A	A	B	B	A	A		Eligibilty - According to the guidelines for Bank Statement programs, if a XXXX is living rent-free or cannot document their 12mo housing history, the borrower is not eligible.	Credit Score - 704 Fico is 20+ more than the minimum required.	Reporting
178	XXXXXXXX	2	XXXXXXXX	AZ	Not covered/exempt	C	C	A	A	B	B	A	A	LTV - According to the underwriting guidelines, the maximum allowed LTV for a cash out refinance with a minimum Fico of 680 is 65%. Additionally, in the event an appraisal indicates a property is in a declining market, a 5% LTV reduction will be applied making the maximum LTV on this loan 60%. In this case, the loan was approved with a 69.92% LTV exceeding the guidelines.	Credit - The subject balloon note matured in XXXX and the lender extended it without any documentation. Payoff shows default interest but an NOD was not filed against the property. An exception dated XXXX was included allowing this conditiion.	Months Of Reserves - 23 months of reserves.	Reporting
163	XXXXXXXX	4	XXXXXXXX	GA	Non-QM: Compliant with ATR	C	C	A	C	B	B	A	B	Other - This loan failed the charges that cannot increase more than 10% test. The final charges that cannot increase more than 10% XXXX exceed the comparable charges XXXX by more than 10%.

VOM - Provide a letter from the owner of the borrower's primary residence attesting that the borrower lives there rent free.

														Borrower Eligibilty - Provide a third party fraud detection report.	Credit - According to the guidelines, no open and active mortgages reporting on credit will require an exception.	Credit Score - 727 Fico is 25+ more than the minimum required Fico. , Months Of Reserves - 19 months of reserves.	Reporting
182	XXXXXXXX	4	XXXXXXXX	TX	Not covered/exempt	C	C	C	A	A	A	A	A	Flood Certificate - The Flood Certificate is missing from the loan file.

														Appraisal - Provide a third party valuation product from the list of XXXX approved desk review vendors. Field Review in file not acceptable.			Reporting
177	XXXXXXXX	2	XXXXXXXX	VA	Non-QM: Compliant with ATR	C	C	A	A	A	A	A	A	Credit - Provide the payment terms for the IRS and VA Dept of Taxation to determine calculated DTI.			Reporting
196	XXXXXXXX	4	XXXXXXXX	FL	Not covered/exempt	A	A	A	A	A	A	A	A				Reporting
183	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	D	A	D	A	A	A	A	A	Appraisal - A third-party valuation product/ Desk Review for the property from an approved XXXX approved vendor is missing from the loan file.

														Appraisal - Property is located in a FEMA declared disaster area as of XXXX, a third party exterior property inspection is needed for the loan file. Additional exceptions may apply upon review.			Reporting
194	XXXXXXXX	2	XXXXXXXX	NY	Not covered/exempt	D	A	D	A	A	A	A	A	Appraisal - A third party appraisal review from an XXXX approved vendor (ServiceLink, Consolidated Analytics, Summit Valuations or Pro Teck/ Stewart) is missing from the loan file.			Reporting
180	XXXXXXXX	2	XXXXXXXX	FL	Non-QM: Compliant with ATR	C	C	A	A	A	A	A	A	Credit - According to the guidelines, the DTI of 55.04% is greater the maximum allowed DTI of 50% for a XXXX loan. Provide evidence the borrower paid the XXXX liability in the amount of XXXX as indicated on the final loan application.

Credit - Eligiblity - According to the underwriting guidelines, an LOE is required for any recent credit even less than 4 years. In this case, the borrower had a loan modification on XXXX with no LOE in the file.

														AUS/Loan Approval - The 1008 and rate lock both indicate the loan was approved as a XXXX, however the AUS was not provided in the loan file.			Reporting
151	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	D	D	A	A	A	A	A	A	Income - Self Employment - A CPA letter verifying the use of business funds to purchase the subject property will not negatively impact the business is missing from the loan file.			Reporting
184	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	D	D	A	C	A	A	A	A	Other - All initial closing disclosures are missing from the loan file.

Other - The Written List of Service Providers disclosure is missing from the loan file.

Closing Disclosure - The initial Closing Disclosure sent at least 3 days prior to closing is missing from the loan file.

Income - Per guidelines the CPA/EA preparing the P&L must have filed the borrower’s most recent business tax returns.  In this case, the CPA/ EA attestation that they have filed the borrowers most recent tax returns is missing from the loan file.

Initial 1003 - The initial 1003 is not included in the loan file.

														Homeownership counseling - The Homeownership Counseling Disclosure document is missing from the loan file.			Reporting
202	XXXXXXXX	4	XXXXXXXX	CA	Non-QM: Compliant with ATR	C	C	C	C	A	A	A	A	Other - This loan failed the charges that cannot increase more than 10% test. The final charges that cannot increase more than 10% (XXXX) exceed the comparable charges (XXXX) by more than 10%.

Program Eligibilty - Provide the executed personal guaranty for form since the subject property is title in the name of a company XXXX.

														Appraisal - Provide a desk review or other third-party valuation product from an approved XXXX vendor for the property in the loan file.			Reporting
173	XXXXXXXX	4	XXXXXXXX	NJ	Not covered/exempt	C	C	A	A	A	A	A	A	Credit - Evidence the borrower is current on property taxes for the primary residence at XXXX was not included in the loan file. The mortgage statement shows taxes are not escrowed and the FraudGuard report shows the tax year as XXXX.

Program Eligibilty - The notarized Business Purpose and Non-Owner Occupancy Certification was missing from the file.

														Program Eligibilty - The subject property is located in the state of New Jersey and the loan includes a prepayment penalty.			Reporting
187	XXXXXXXX	2	XXXXXXXX	MD	Non-QM: Compliant with ATR	D	D	A	A	A	A	A	A	Income - Self Employment - Unable to determine income. According to the guidelines, 12-or 24- months personal or business bank statements are required. The loan file has 2 business bank statements for XXXX and XXXX. Statements for XXXX - XXXX XXXX are missing from the loan file. Additional exceptions may apply upon review.

														Credit - Provide the XXXX statement to confirm the PITIA for ths departing residence XXXX.			Reporting
208	XXXXXXXX	2	XXXXXXXX	NJ	Non-QM: Compliant with ATR	D	A	A	D	A	A	A	A	Loan Estimate - Per the Disclosure Tracking the revised LE dated XXXX is missing from the file.			Reporting
172	XXXXXXXX	2	XXXXXXXX	WA	Not covered/exempt	C	A	C	A	A	A	A	A	Appraisal - According to the guidelines, in the event an appraisal indicates a property is located in a declining market, the file will be subject to further review by XXXX. Verification the appraisal was reviewed by XXXX is missing from the loan file.			Reporting
146	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	C	A	A	C	B	A	A	B	Other - This loan failed the charges that in total cannot increase more than 10% test. The initial LE reflects the charges that cannot increase by 10% as XXXX, however the final CD reflects the charges that cannot increase by 10% as XXXX, an increase of XXXX. A change of circumstance for the Recording Fee is missing from the file.

														Other - Liability after Foreclosure section of the final CD is not completed.			Reporting
211	XXXXXXXX	2	XXXXXXXX	AZ	Non-QM: Compliant with ATR	D	D	A	C	A	A	A	A	Other - The initial LE shows the Discount Points Fee as XXXX, however the Discount Points Fee increased to XXXX on the initial CD with the COC missing from the file.

														Income - Self Employment - Loan was underwritten as a 24 month bank statement program, however, no bank statements were included in the loan package to support income calculation. Lender to provide bank statements for account ending in #XXXX, additional exceptions may apply upon review.			Reporting
165	XXXXXXXX	4	XXXXXXXX	MD	Non-QM: Compliant with ATR	D	A	D	A	A	A	A	A	Appraisal - Appraisal was completed for XXXX; the transfer letter to XXXX is missing from the loan file.			Reporting
156	XXXXXXXX	2	XXXXXXXX	TX	Non-QM: Compliant with ATR	C	C	A	C	B	B	A	A	Hazard Insurance - Please provide property insurance documentation to verify the annual policy premium on the following properties: XXXX & XXXX. Final DTI pending.

														Borrower ID - A copy of the borrowers current ID or Patriot Act Form is missing from the loan file.	Program Eligibilty - Exception needed due to borrower having paid delinquent property taxes on primary residence XXXX.	Credit Score - Guideline CS 660 Borrower CS 696, Months Of Reserves - 27.45 months of reserves.	Reporting
155	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	C	A	A	C	B	A	A	B	Other - This loan failed the charges that cannot increase test. The final CD reflects the Appraisal Fee of XXXX, an increase of XXXX from the fee on the initial LE. A change of circumstance for this fee was not included in the file.			Reporting
254	XXXXXXXX	2	XXXXXXXX	NV	Non-QM: Compliant with ATR	C	C	A	C	A	A	A	A	Other - This loan failed the charges that cannot increase test. The appraisal re-inspection fee increased on the revised CD dated XXXX from XXXX to XXXX and a change of circumstance was not included in the loan file.

														Borrower Eligibilty - Borrower 2, XXXX, is a XXXX, the back of borrowers XXXX is missing from the loan file.			Reporting
296	XXXXXXXX	2	XXXXXXXX	GA	Not covered/exempt	C	C	A	A	B	B	A	A	Eligibilty - The Seller obtained the subject property on XXXX for XXXX. The subect transaction dated XXXX, 181 days later for XXXX which increaed in sales price greater than 30%.

VOM - Borrower's living rent-free for their primary housing, with no open and active mortgages are reporting on credit report are approved on a case by case basis. Exception for borrower having no housing history is missing from the loan file.
																DTI - DTI of .89% is 49.11% less than the maximum allowed DTI of 50%., Months Of Reserves - 136 months of reserves	Reporting
244	XXXXXXXX	4	XXXXXXXX	FL	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
235	XXXXXXXX	2	XXXXXXXX	MI	Non-QM: Compliant with ATR	C	C	A	A	B	B	A	A	Program Eligibilty - According to the guidelines borrowers who have been self employed > 1 yr but < 2 yrs may be approved with an additional 6 months of reserves. In this case the borrower was self employed for XXXX at the time of application and only has 6 months of reserves.

															Program Eligibilty - According to the guidelines on a bank statement loan only XXXX are allowed in a 12 month period. Borrower has XXXX in the past 12 months.	Credit Score - Borrowers credit score is 698, minimum requirement is 680.	Reporting
292	XXXXXXXX	4	XXXXXXXX	TX	Non-QM: Compliant with ATR	C	C	A	A	A	A	A	A	VOM - Borrower is living rent free with XXXX, however, a rent free letter from the spouse is missing from the loan file.			Reporting
237	XXXXXXXX	4	XXXXXXXX	CA	Non-QM: Compliant with ATR	C	A	A	C	B	A	A	B	Other - This loan failed the charges that cannot increase test. An appraisal fee of $575 was added to the initial CD dated XXXX and a COC or credit was not documented to support the charge.			Reporting
246	XXXXXXXX	4	XXXXXXXX	FL	Not covered/exempt	A	A	A	A	A	A	A	A				Reporting
220	XXXXXXXX	4	XXXXXXXX	NM	Not covered/exempt	C	C	A	A	A	A	A	A	HUD-1 - The final signed HUD-1/ Closing Disclosure is missing from the loan file. Final cash to close/ reserves pending. Note - Loan was approved and locked as an ARM but the note reflects fixed rate.			Reporting
286	XXXXXXXX	2	XXXXXXXX	OR	Non-QM: Compliant with ATR	C	C	A	A	B	B	A	A		Credit - Borrower had a loan modification XXXX. Mod due to Covid circumstances and no notice of default reported on title or credit.	Months Of Reserves - Borrower has 21.51 months of reserves, minimum requirement is 6 months.	Reporting
253	XXXXXXXX	2	XXXXXXXX	NY	Not covered/exempt	A	A	A	A	A	A	A	A				Reporting
284	XXXXXXXX	2	XXXXXXXX	TX	Not covered/exempt	C	C	A	A	B	B	A	A	Credit - Eligiblity - Per guidelines when using a 3rd party expense factor the Tax Professional attesting to the Expense Ratio must also attest that they have filed the borrower’s most recent years business tax returns. In this case the Tax Professional states they have reviewed and analyzed the borrowers tax returns but not that they filed them. If the Tax Preparer cannot attest to filing the most recent tax return an exception will be required to use a 3rd party expense factor.	LTV - According to the underwriting guidelines, XXXX are required to have a 5% LTV reduction. In this case, an exception was approved and placed in the loan file, to waive the 5% LTV reduction requirement.

															VOM - Borrower has an incomplete housing history, rent is paid in cash an unable to be verified	Credit Score - 792 qualifying score is 10+ points > requirement., Reserves - Borrower has 10 months reserves.	Reporting
289	XXXXXXXX	2	XXXXXXXX	GA	Not covered/exempt	D	D	A	C	A	A	A	A	Credit Report - The complete original credit report is not included in the loan file.

Initial 1003 - The initial 1003 is not included in the loan file.

Flood Certificate - The Flood Certificate is missing from the loan file.

Hazard Insurance - The property insurance policy is not included in the loan file.

Title - The Title Commitment is not included in the loan file.

Income - The lender's bank statement income calculation worksheet is missing from the loan file.

														Income - The internet search of the business, XXXX., to support the business narrative or an underwriter certification if there is no returns when attempting an internet search is missing from the loan file.			Reporting
219	XXXXXXXX	2	XXXXXXXX	AZ	Non-QM: Compliant with ATR	D	C	D	A	A	A	A	A	Credit - Please provide a fraud detection report.

														Appraisal - Please provide a third-party valuation product to support the appraised value from one of the following approved vendors: Servicelink, Summit Valuations, Clear Capital, Pro Teck.			Reporting
243	XXXXXXXX	2	XXXXXXXX	CO	Non-QM: Compliant with ATR	C	C	A	A	A	A	A	A	Property Type - Eligibility - Appraiser included square footage of the second floor/attic rooms that don't seem by the photos to have much headroom.
														Provide a statement from the appraiser that the full sq footage meets standard appraisal guidelines.			Reporting
242	XXXXXXXX	2	XXXXXXXX	NY	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
216	XXXXXXXX	2	XXXXXXXX	IL	Non-QM: Compliant with ATR	D	A	D	A	A	A	A	A	Appraisal - A 3rd party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Pro Teck) is missing from the loan file.

														Appraisal - Verification of the appraisal transfer from XXXX to XXXX. is missing from the loan file.			Reporting
215	XXXXXXXX	4	XXXXXXXX	MD	Non-QM: Compliant with ATR	C	C	A	A	A	A	A	A	VOM - Per guidelines borrowers present housing history must be verified by 12 months proof of payment via cancelled checks, bank debits or institutional VOR/VOM. The Verification of Rent (VOR) provided was completed by a private party; verification by cancelled checks or bank debits evidencing 0x30x12 is missing from the loan file.			Reporting
255	XXXXXXXX	4	XXXXXXXX	CA	Non-QM: Compliant with ATR	C	A	A	C	A	A	A	A	Other - This loan failed the charges that cannot increase test. The Initial LE reflects the Appraisal Desk Review Fee as XXXX; however, the Initial and final CD reflect the comparable fee as XXXX for an increase of XXXX. A change of circumstance for the increased fee was not included in the loan file.			Reporting
267	XXXXXXXX	2	XXXXXXXX	AZ	Not covered/exempt	D	D	D	A	A	A	A	A	Final 1003 - Borrower 2, XXXX- Section 8: Demographic Information is not completed on the final 1003.

														Appraisal - Per guidelines Form 1007 Schedule of Rents is required for all Non-Owner-Occupied loans on Single Family residences. In this case the 1007 Rent Schedule is missing from the loan file.			Reporting
269	XXXXXXXX	2	XXXXXXXX	NY	Not covered/exempt	A	A	A	A	A	A	A	A				Reporting
221	XXXXXXXX	2	XXXXXXXX	NY	Not covered/exempt	D	C	D	A	B	A	B	A	1008 - Form 1008 document is not included in the loan file for a manually underwritten loan.	Appraisal - Per XXXX guidelines dated XXXX Clear Capital is not an approved vendor for 3rd party appraisal reviews. Please provide a 3rd party review from one of the following approved vendors: ServiceLink, Consolidated Analytics, Summit Valuations or Pro Teck.	Months Of Reserves - Borrower has 11.68 months of reserves, minimum requirement is 6 months.	Reporting
278	XXXXXXXX	4	XXXXXXXX	NY	Not covered/exempt	A	A	A	A	A	A	A	A				Reporting
224	XXXXXXXX	4	XXXXXXXX	FL	Not covered/exempt	C	C	A	A	B	B	A	A	1008 - Provide a corrected 1008 reflecting the LTV based off the original purchase price of XXXX per HUD.	Credit - The borrower is currently living rent-free with girlfriend.	Credit Score - 788 qualifying score, Months Of Reserves - 68 months, Prior Mortgage History - 0x30 mtg history 100+ months	Reporting
249	XXXXXXXX	4	XXXXXXXX	FL	Not covered/exempt	C	C	A	A	A	A	A	A	HUD-1 - Provide the final, signed HUD-1 for the subject loan.

Deed of Trust / Mortgage - Please provide page 1 from the fully executed Mortgage/Deed of Trust.

														Credit - Provide documentation verifying the borrower is current on property taxes and HOA for primary residence.			Reporting
218	XXXXXXXX	4	XXXXXXXX	NJ	Not covered/exempt	C	C	A	A	A	A	A	A	Asset Verification - Loan file includes verified assets in the amount of XXXX, cash to close XXXX; borrower is short cash to close plus 6 months reserves. Additional asset verification is missing from the loan file.			Reporting
217	XXXXXXXX	4	XXXXXXXX	FL	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
247	XXXXXXXX	4	XXXXXXXX	FL	Not covered/exempt	C	C	A	A	B	B	A	A	Borrower Eligibilty - Provide a third party fraud detection report.	Credit - According to the guidelines, no open and active mortgages reporting on credit will require an exception.	Credit Score - 798 Fico is 100+ points greater than the minimum required. , DTI - Low DTI of 20.44%.	Reporting
264	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	C	C	A	A	B	B	A	A	Asset Verification - According to the underwriting guidelines, 15 months reserves are required on loan amounts of XXXX-XXXX. In this case, the loan has 12.93 months of reserves which is below the minimum requirement.
															Credit - Eligiblity - According to the underwriting guidelines, the maximum allowed payment shock is 250%. In this case, based on the information provided the borrower's payment shock is 703.19%.	DTI - DTI of 19.18% is 23.82% less than the maximum allowed DTI of 43%., Credit Score - The borrowers Fico of 794 is 54 points greater than the minimum required Fico of 740.	Reporting
263	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	C	C	A	A	B	B	A	A		Borrower Eligibilty - Borrower has 2 credit scores and income	Months Of Reserves - Borrower has 22.29 months of reserves, minimum requirement is 6 months.	Reporting
262	XXXXXXXX	4	XXXXXXXX	WA	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
225	XXXXXXXX	4	XXXXXXXX	NE	Not covered/exempt	C	C	A	A	A	A	A	A	Borrower Eligibilty - According to the underwriting guidelines, all loans must be submitted to an automated fraud and data check tool (i.e. Frauguard, DataVerify, etc.). In this case, the documentation is not included in the loan file.			Reporting
245	XXXXXXXX	2	XXXXXXXX	NY	Non-QM: Compliant with ATR	C	C	A	C	A	A	A	A	Closing Disclosure - The initial CD signed at least 3 days prior to closing is missing from the loan file.

Sales Contract - A copy of the complete purchase agreement is missing from the loan file.

														1008 - The 1008 is missing from the loan file.			Reporting
260	XXXXXXXX	4	XXXXXXXX	DC	Not covered/exempt	C	C	A	A	A	A	A	A	HUD-1 - Provide the signed, final HUD-1 for the subject loan. Sufficient funds to close is pending.

Hazard Insurance - Provide the borrower's personal property insurance policy.  DSCR is pending.

Hazard Insurance - Please provide a copy of the master condo insurance policy.

														Credit - Provide documentation verifying the borrower is current on property taxes and HOA dues for the primary residence.			Reporting
256	XXXXXXXX	2	XXXXXXXX	FL	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
251	XXXXXXXX	2	XXXXXXXX	FL	Non-QM: Compliant with ATR	C	C	C	C	B	B	A	A	Loan Estimate - The initial Loan Estimate is missing from the loan file.

Closing Disclosure - The Initial Closing Disclosure dated at least 3 business days prior to closing is missing from the loan file.

Loan Estimate - The Written List of Service Providers document is missing from the loan file.

Other - The Homeownership Counseling Organization Disclosure is missing from the loan file.

Income - The business narrative for XXXX  that includes all of the following: description of business, locations, number of employees, description of goods/materials, materials/trucks/equipment and client base was missing from the loan file.  The account letter in the file only indicates the business is a mobile serves that services clients at their homes or other locations upon client required.

Funds to Close - Documentation to verify the source of the XXXX deposit on XXXX, the XXXX deposit on XXXX and the XXXX deposit on XXXX In XXXX account #XXXX was missing from the loan.  This account was used for closing and reserves.

Income - Provide documentation the XXXX payments in XXXX account #XXXX (personal account) are from the operation of the borrower business since the deposits are being used for qualifying income.  This account is held jointly with the borrower's spouse.

Asset Verification - According to the underwriting guidelines, 6 months reserves are required.  In this case, the borrower has 5.48 months of reserves.  Provide documentation of the XXXX account #XXXX reflected on the final application as the balance on the 1003 would be sufficient to cover the remaining required reserves.

Appraisal - A desk review or other third-party valuation product From an approved XXXX vender for the property is missing from the loan file.

Appraisal - Evidence the borrower received a copy of the appraisal was missing from the loan file.	Program Eligibilty - According to the underwriting guidelines, payment shock may not exceed 300% for a XXXX. In this case, the borrower is a XXXX and the payment shows is 327.61% (XXXX/XXXX) using the lease amount on the 1003.

															Credit - According to the underwriting guidelines, the borrowers housing history may not have any 30 day or more late payments in the most recent 12 months. In this case, the borrower is renting and the file did not provide documentation of the rental history (no VOR/canceled checks).	Credit Score - The borrower has a 718 credit score which is 58 points above the required 660., Length of Employment - The borrower has been self employed for 6 years.	Reporting
233	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	C	C	A	A	A	A	A	A	VOM - Verification the borrower is current on primary housing with XXXX #XXXX is missing from the loan file. Credit report shows reviewed for 10 months with the date last active XXXX.			Reporting
291	XXXXXXXX	2	XXXXXXXX	NY	Not covered/exempt	C	C	A	A	B	B	A	A		Program Eligibilty - Borrower inherited property < 12 months with no landlord history.	LTV - LTV is 31.09%, maximum allowed is 70%	Reporting
261	XXXXXXXX	4	XXXXXXXX	TX	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
214	XXXXXXXX	2	XXXXXXXX	GA	Non-QM: Compliant with ATR	C	A	A	C	A	A	A	A	Other - This loan failed the lender credits that cannot decrease test. The initial LE reflects a lender credit of XXXX, however the final CD reflects the credit was deleted. A change of circumstance was not included in the file.			Reporting
230	XXXXXXXX	4	XXXXXXXX	KS	Non-QM: Compliant with ATR	D	A	D	A	A	A	A	A	Appraisal - Property is XXXX; the certificate of occupancy is missing from the loan file.

														Appraisal - Lender to provide letter of explanation as to why 2 appraisals were provided by appraiser XXXX both dated XXXX but one appraisal completed As-Is with a value of XXXX and the other completed Subject to Completion with a value of XXXX. Additional exceptions may apply upon review			Reporting
272	XXXXXXXX	2	XXXXXXXX	WI	Not covered/exempt	C	C	A	A	A	A	A	A	Funds to Close - Provide an access letter from each partner of XXXX allowing the use of the business funds by the borrower from XXXX account XXXX.			Reporting
276	XXXXXXXX	2	XXXXXXXX	CA	Not covered/exempt	C	C	A	A	B	B	A	A		LTV - According to the underwriting guidelines, XXXX require a 5% LTV reduction. Property is also located in a declining market which requires a 5% LTV reduction making the maximum LTV 75%. In this case the loan was approved with an 80% LTV, which exceeds the guidelines. An exception for exceeding maximum LTV is missing from the loan file.	Credit Score - 753 qualifying score is 10+ points > requirement., Reserves - Borrower has 154 months reserves.	Reporting
222	XXXXXXXX	4	XXXXXXXX	GA	Not covered/exempt	C	C	A	A	A	A	A	A	VOM - The Verification of Mortgage (VOM) and/or the mortgage payment history on the current mortgage is not in the loan file.The loan being refinanced is with a private lender and no reporting on credit

														Underwriting Condition Not Met - A personal guaranty for XXXX signed by the borrower is missing from the loan file.			Reporting
248	XXXXXXXX	2	XXXXXXXX	TX	Non-QM: Compliant with ATR	C	C	A	A	A	A	A	A	Deed of Trust / Mortgage - The Exhibit A - Legal Description to be attached to the Deed of Trust/Mortgage was missing from the loan file.

														Credit - Eligiblity - Evidence the borrowers were current on the HOA dues for the subject property at time of loan application was missing from the loan file.			Reporting
236	XXXXXXXX	4	XXXXXXXX	MD	Non-QM: Compliant with ATR	D	C	D	A	A	A	A	A	1008 - The 1008 ishows the rate at 10.25%, an updated correct 1008 is missing from the loan file.

AUS/Loan Approval - The DU/LP AUS document is not in the loan file.

														Appraisal - A 3rd party review from one of the following approved vendors: ServiceLink, Consolidated Analytics, Summit Valuations or Pro Teck is missing from the loan file.			Reporting
283	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
270	XXXXXXXX	2	XXXXXXXX	OR	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
273	XXXXXXXX	2	XXXXXXXX	FL	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
257	XXXXXXXX	2	XXXXXXXX	TX	Non-QM: Compliant with ATR	D	C	D	A	A	A	A	A	VOM - A verification of rent for borrowers current residence at XXXX is missing from the loan file.

														Appraisal - A third party appraisal review from an XXXX approved vendor (ServiceLink, Consolidated Analytics, Summit Valuations or Pro Teck (aka Stewart) is missing from the loan file.			Reporting
239	XXXXXXXX	2	XXXXXXXX	CT	Not covered/exempt	D	D	A	A	A	A	A	A	Final 1003 - The final signed 1003 is missing from the loan file.			Reporting
258	XXXXXXXX	2	XXXXXXXX	FL	Non-QM: Compliant with ATR	C	C	C	A	B	B	A	A	Program Eligibilty - Lender to verify loan program. The 1008 states the loan was underwritten as a XXXX loan but the Rate Lock states XXXX and not XXXX. A corrected 1008 to match the lock is missing from the loan file. If program is XXXX additional exceptions may apply.

														Appraisal - Provide confirmation of the total number of units is the subject's condo project. The appraisal shows XXXX, but the condominium questionnaire shows XXXX.	Program Eligibilty - According to the underwriting guidelines, an exception is required there is no open and active mortgage reporting on the credit. In this case, the lender credit report does not reflect any mortgages.	Credit Score - The borrower has a 738 credit score which is 78 points above the required 660., LTV - LTV is 75%, maximum allowed is 80%.	Reporting
288	XXXXXXXX	2	XXXXXXXX	AZ	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
250	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	D	D	A	A	A	A	A	A	Income - Self Employment - Unable to determine income, CPA P&L is missing from the loan file.

Borrower Eligibilty - According to the underwriting guidelines, all loans must be submitted to an automated fraud and data check tool (i.e. Frauguard, DataVerify, etc.). In this case, the documentation is not included in the loan file.

														Employment-Self Employment - According to the underwriting guidelines, the P&L only program requires the CPA to attest that they have performed either the following function: 1. Audited the business financial statements, or 2. Reviewed working papers provided by the borrower. The CPA must also attest that, based on the review, they certify that the P&L represents an accurate summary of the business cash flow and applicable cash expenses. In this case, the CPA letter did not verify either of the required function.			Reporting
290	XXXXXXXX	2	XXXXXXXX	CA	Non-QM: Compliant with ATR	C	C	A	A	A	A	A	A	Asset Verification - Borrower currently has 5.15 months of reserves. Upon review of AUS findings additional reserves may be required.

Program Eligibilty - The program used is a 12 month CPA P&L Statement, however, the tax preparers license verification is missing from the loan file.

														AUS/Loan Approval - The loan was locked and underwritten as an XXXX loan, however, the AUS Findings are missing from the loan file. Additional exceptions may apply upon review.			Reporting
265	XXXXXXXX	2	XXXXXXXX	NY	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
227	XXXXXXXX	2	XXXXXXXX	AZ	Not covered/exempt	C	C	C	A	A	A	A	A	VOM - The Verification of Mortgage (VOM) and/or the mortgage payment history on XXXX #XXXXXXXX covering the most recent 12 months to verify no 30 day more late payments. This mortgage was reflected on the REO Schedule of the final 1003.

Credit - Provide documentation to confirm the XXXX payment for the property at XXXX includes insurance and tax.  This payment is reflected on the REO schedule of the final 1003.  Additional exceptions may apply upon review.

														Appraisal - Provide an update to the appraisal to show the appraiser reviewed the purchase contract and add the sales price of XXXX to the appraisal. The appraisal in file dated XXXX shows the co-borrower as the borrower, but no information regarding the purchase contract. The contract in the file which has both the borrower and co-borrower was not signed until XXXX.			Reporting
229	XXXXXXXX	4	XXXXXXXX	FL	Non-QM: Compliant with ATR	C	C	A	C	A	A	A	A	Other - This loan failed the charges that cannot increase test. The discount points fee increased on the revised CD dated XXXX from XXXX to XXXX and a change of circumstance was not included in the loan file.

Credit - Eligiblity - An automated fraud and data tool check is missing from the loan file.

Credit - Eligiblity - According to the underwriting guidelines, the maximum DTI allowed is 50%. In this case, the DTI is 50.84%, which exceeds the guidelines.

														Asset Verification - The XXXX business bank satement for the account ending in XXXX, is missing in order to determine the income calculations.			Reporting
293	XXXXXXXX	4	XXXXXXXX	NV	Non-QM: Compliant with ATR	C	A	A	C	A	A	A	A	Other - The Written List of Service Providers document is missing from the loan file.			Reporting
277	XXXXXXXX	4	XXXXXXXX	TX	Non-QM: Compliant with ATR	D	D	A	A	A	A	A	A	Final 1003 - Lender to provide letter of explanation as to why the loan application states the borrower is a XXXX but a work visa for a XXXX was provided and confirm which is correct. Additional exceptions may apply upon review.

Borrower Eligibilty - Unable to determine borrowers citizenship status.  If the borrower is a XXXX please provide the following documents:  XXXX: Holders of the following visa types are eligible for financing: E-1, E-2. E-3, EB-5, G-1 through G-5, H-1B, L-1, NATO, O-1, R-1, TN NAFTA. The following are required as evidence that the borrower is in the U.S. legally:
• Copy of the borrower’s valid and unexpired passport and
o Copy of the borrower’s valid and unexpired visa (including photograph) OR an I-797 form with valid extension dates and I-94,
 If the borrower is a XXXX please provide a front and back copy of the borrowers unexpired green card.
																	Reporting
271	XXXXXXXX	2	XXXXXXXX	FL	Not covered/exempt	A	A	A	A	A	A	A	A				Reporting
240	XXXXXXXX	4	XXXXXXXX	GA	Non-QM: Compliant with ATR	D	A	D	C	A	A	A	A	Rate Lock - Rate Lock Confirmation states program is XXXX but XXXX does not have a XXXX Program. Please clarify what the correct lock program should be.

														Appraisal - Property is XXXX; a copy of the Certificate of Occupancy is missing from the loan file.			Reporting
223	XXXXXXXX	2	XXXXXXXX	NJ	Not covered/exempt	C	C	A	A	B	B	A	A		Program Eligibilty - Per guidelines loan amounts < XXXX require a minimum DSCR of 1.25. In this case the DSCR is 1.20; an exception for a DSCR below the minimum requirement of 1.25 is missing from the loan file.	Credit Score - Borrowers credit score is 729, minimum requirement is 640., LTV - LTV is 66.67%, maximum allowed is 80%.	Reporting
294	XXXXXXXX	2	XXXXXXXX	FL	Not covered/exempt	C	C	A	C	A	A	A	A	Other - The initial LE and CD are missing from the loan file.

Other - The COC was provided on XXXX, however the corresponding disclosure with the change is missing from the loan file.

														1008 - Form 1008 document is not included in the loan file for a manually underwritten loan.			Reporting
285	XXXXXXXX	2	XXXXXXXX	FL	Not covered/exempt	D	C	D	A	A	A	A	A	Program Eligibilty - Loan closed in an LLC, however, a personal guaranty signed by the borrower is missing from the loan file.

														Appraisal - A third party appraisal review by an XXXX approved vendor (ServiceLink, Consolidated Analytics, Summit Valuations or Pro Teck/Stewart) is missing from the loan file.			Reporting
238	XXXXXXXX	2	XXXXXXXX	FL	Not covered/exempt	C	C	A	A	B	B	A	A		LTV - LTV of 80% exceeds the guideline maximum of 75%.	Credit Score - 764 Fico is 20+ points greater than the minimum required.	Reporting
295	XXXXXXXX	4	XXXXXXXX	GA	Not covered/exempt	C	C	A	A	A	A	A	A	Final 1003 Discrepancies - The final 1003 reflects the borrower's primary residence as XXXXt; however, Section 3 shows this address as an investment property.

														Eligibilty - According to the guidelines, all borrowers must be current on mortgage, property taxes and HOA dues or rent at loan application. The SiteX Report for the primary residence reflects a delinquent tax status.			Reporting
259	XXXXXXXX	2	XXXXXXXX	NY	Non-QM: Compliant with ATR	D	D	A	A	B	B	A	A		Eligibilty - According to the guidelines, maximum cash out is $500,000 for LTV's greater than 65%.	Months Of Reserves - Borrower has 96.60 months of reserves, minimum requirement is 6 months., Prior Mortgage History - No mortgage lates in the previous 95 months. , Credit Score - The borrowers Fico of 804 is 104 points greater than the minimum required Fico of 700.	Reporting
226	XXXXXXXX	4	XXXXXXXX	PA	Not covered/exempt	C	C	A	A	A	A	A	A	Borrower Eligibilty - Per guidelines loans that close in a corporation or LLC require a personal guaranty. In this case the personal guaranty is missing from the loan file.			Reporting
252	XXXXXXXX	2	XXXXXXXX	FL	Not covered/exempt	C	C	A	A	B	B	A	A	Debt Service Coverage Ratio - Audit calculated Debt Service Coverage Ratio of .86 does not meet the minimum of 1.00 required by guidelines for cash-out refi at 70% LTV and 703 qualifying score. The lender did not include the full tax amount in DSCR calculation.	Credit - Eligiblity - The XXXX history for XXXX property reflects 2x30 in the past 12 months.	Months Of Reserves - 91 months of reserves.	Reporting
241	XXXXXXXX	2	XXXXXXXX	NC	Non-QM: Compliant with ATR	C	A	C	A	A	A	A	A	Appraisal - A desk review or other third-party valuation product from an XXXX approved vendor for the property is missing from the the loan file. The CU score is 4.8.			Reporting
234	XXXXXXXX	4	XXXXXXXX	TN	Not covered/exempt	C	C	A	A	A	A	A	A	Credit - According to the guidelines, no open and active mortgages for the last 12 months reporting on credit will require an exception and is generally limited to max 75% LTV. Provide an exception for 80% LTV.			Reporting
275	XXXXXXXX	2	XXXXXXXX	CO	Non-QM: Compliant with ATR	A	A	A	A	A	A	A	A				Reporting
282	XXXXXXXX	2	XXXXXXXX	MD	Non-QM: Compliant with ATR	C	C	A	C	A	A	A	A	Other - This loan failed the lender credits that cannot decrease test. The initial LE reflects the lender credit as XXXX whereas the final CD reflects the lender credit as XXXX for a decrease if XXXX. A change of circumstance for the decrease is not included in the loan file.

														Credit - Eligiblity - The 12 month housing history/ VOR for the borrower's primary residence is missing from the loan file.			Reporting
228	XXXXXXXX	2	XXXXXXXX	CA	Not covered/exempt	C	C	A	A	B	B	A	A		Debt Service Coverage Ratio - Borrower leased property on a lease option previously since XXXX and rented out short term rents/home sharing and we can document as normal with 12 + months.	Credit Score - Borrowers credit score is 741, minimum requirement is 640., LTV - LTV is 70%, maximum allowed is 75%.	Reporting
274	XXXXXXXX	4	XXXXXXXX	NY	Non-QM: Compliant with ATR	C	C	C	A	B	A	B	A	Credit - Provide the full PITIA for the property XXXX to calculate the correct DTI. The XXXX statement in file does not confirm the taxes, insurance or if there is a homeowners association dues.	Property Type - According to the guidelines, maximum of 6 bedrooms are acceptable for the single family residence home. The subject property has XXXX beddrooms. Exception for exceeding the maximum bedroom count is missing from the loan file.	Months Of Reserves - 22 months of reserves, Credit Score - The borrowers Fico score is 801, minimum requirement is 680., LTV - LTV is 45.05%, maximum allowed is 85%.	Reporting
280	XXXXXXXX	2	XXXXXXXX	TX	Non-QM: Compliant with ATR	C	A	A	C	B	A	A	B	Other - The loan failed the TILA Finance Charge and the TRID total of Payment Test by XXXX, which is for the Fees amount in Section C, the amount is entered as XXXX.			Reporting
281	XXXXXXXX	2	XXXXXXXX	TN	Not covered/exempt	C	C	C	A	B	B	A	A	Appraisal - Provide a 3rd party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Pro Teck). Clear Capital is not an XXXX approved vendor.
Rental Income - According to the guidelines for purchase transactions, a calculation of 85% of Market rents less PITIA will be used. The loan file does not include a Market Rent Schedule nor a form 1007 within the appraisal. The loan file inclued an opinion from an experienced real estate agent. The loan file also included a cashier's check for a deposit form renter howewver, no lease or other documentation is included to support the borrower is in an agreement or that this cashier's check was deposited in the borrower's bank account.

															Eligibilty - According to the guidelines, Investment properties are not allowed when the subject is a XXXX property. The appraiser identified the subject locaion as XXXX. Exception for an investment property in a XXXX location is missing from the loan file.	Credit Score - The borrowers Fico of 745 is 85 points greater than the minimum required Fico of 660.	Reporting
268	XXXXXXXX	2	XXXXXXXX	NY	Non-QM: Compliant with ATR	C	C	A	A	B	B	A	A	VOM - Provide cancelled checks verifying the borrower's primary residence rent payment from XXXX through XXXX to complete a 12-month history.	Income - Self Employment - Bank statement income was calculated by combining business and personal bank statements. Eligibilty - The loan amount of XXXX is less than the minimum loan amount of XXXX.	Credit Score - 675 Fico is 10+ points greater than the minimum required. , DTI - 37.54% DTI; Maximum allowed is 50%.	Reporting
231	XXXXXXXX	4	XXXXXXXX	FL	Not covered/exempt	C	C	A	A	A	A	A	A	Borrower Eligibilty - According to the underwriting guidelines, all loans must be submitted to an automated fraud and data check tool (i.e. Frauguard, DataVerify, etc.). In this case, the documentation is not included in the loan file.			Reporting
232	XXXXXXXX	4	XXXXXXXX	GA	Not covered/exempt	D	D	A	C	A	A	A	A	Prepayment Notice - Gov - Per guidelines all investment property loans must have a prepayment penalty where applicable by state law. Prepayment penalties are allowed in GA, however, the loan closed without a prepayment penalty. Exception for no PPP is missing from the loan file.

Rate Lock - Evidence of the Rate Lock date is not in the loan file.

Program Eligibilty - Cash out refinances on properties owned 6-12 months from purchase date to date of application are allowed at a maximum LTV of 70%.  Property was purchased XXXX, evidence of application date is missing from the loan file.  Additional exceptions may apply upon review.

Program Eligibilty - Closing docs were signed on XXXX which is before the Note date of XXXX.  Closing docs must be signed on or after the Note date but not prior to.

Final 1003 - Section 8: Demographic Information is not completed on the final 1003.

														Rental Income - Per appraisal all units are currently rented for XXXX each as of XXXX. Copies of the lease agreements and proof of payment are missing from the loan file.			Reporting
279	XXXXXXXX	2	XXXXXXXX	TX	Not covered/exempt	C	C	C	A	A	A	A	A	Credit - Provide a letter of explanation for the installment timeshare foreclosure with XXXX account #XXXX that was last reported in XXXX.

Program Eligibilty - The automated fraud and tool check is missing from the loan file.

Initial 1003 - The initial 1003 is not included in the loan file.

Borrower ID - The Borrower's identity was not verified in the loan file.

Sales / Construction Contract - Sales contract addendum showing the purchase of XXXX as reflected on the final Closing Disclosure is not included in the loan file.

Funds to Close - Provide an additional consecutive monthly bank statement for XXXX #XXXX since the guidelines require 2 months bank statement.  The file only included the XXXX monthly statement.  The final 1003 indicates this is the account being used for closing and reserves.

Appraisal - A third party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Pro Teck (aka Stewart)) is missing from the loan file.
																	Reporting
266	XXXXXXXX	2	XXXXXXXX	NC	Non-QM: Compliant with ATR	D	A	D	A	A	A	A	A	Appraisal - A 3rd party review from one of the following approved vendors: ServiceLink, Consolidated Analytics, Summit Valuations or Pro Teck is missing from the loan file.			Reporting
287	XXXXXXXX	2	XXXXXXXX	OH	Not covered/exempt	A	A	A	A	A	A	A	A				Reporting
150